Changes in Preferred Stock, Common Stock and Treasury Stock (Detail) In Millions, unless otherwise specified	25 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Activity And Changes [Line Items]
Common stock repurchases	2.2
Preferred Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance		2.6			2.6
Preferred stock conversion		(2.6)
Ending Balance				2.6	2.6
Common Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance		45.1	44.3	43.8
Stock-based compensation		0.4	0.8	0.5
Preferred stock conversion		6.9
Ending Balance	52.4	52.4	45.1	44.3
Treasury Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance		1.1	0.4	0.3
Common stock repurchases		1.6	0.6
Stock-based compensation			0.1	0.1
Ending Balance	2.7	2.7	1.1	0.4